Vanguard® Mega Cap Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.8%)
	Linde plc	97,695	40,086
	Ecolab Inc.	53,045	14,596
	Freeport-McMoRan Inc.	298,351	12,823
	Air Products & Chemicals Inc.	46,238	12,071
			79,576
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	1,997,275	465,804
*	Tesla Inc.	570,518	245,420
	Walmart Inc.	913,374	100,937
*	Netflix Inc.	884,254	95,128
	Costco Wholesale Corp.	92,300	84,324
	Home Depot Inc.	207,143	73,933
	McDonald's Corp.	148,620	46,343
	Walt Disney Co.	374,582	39,133
*	Uber Technologies Inc.	433,353	37,936
	TJX Cos. Inc.	232,508	35,323
	Booking Holdings Inc.	6,752	33,184
	Lowe's Cos. Inc.	116,879	28,341
	Starbucks Corp.	236,187	20,574
*	O'Reilly Automotive Inc.	176,341	17,934
	NIKE Inc. Class B	246,853	15,954
	Marriott International Inc. Class A	45,113	13,750
*	Chipotle Mexican Grill Inc.	278,600	9,617
*	Airbnb Inc. Class A	80,232	9,386
	Hilton Worldwide Holdings Inc.	24,475	6,976
*	AutoZone Inc.	1,737	6,869
			1,386,866
Consumer Staples (3.2%)
	Procter & Gamble Co.	487,559	72,237
	Coca-Cola Co.	716,840	52,415
	Philip Morris International Inc.	324,144	51,046
	PepsiCo Inc.	285,174	42,417
	McKesson Corp.	25,848	22,775
	CVS Health Corp.	263,570	21,181
	Altria Group Inc.	349,099	20,600
	Mondelez International Inc. Class A	268,881	15,480
	Colgate-Palmolive Co.	167,884	13,496
*	Monster Beverage Corp.	142,043	10,652
			322,299
Energy (2.1%)
	Exxon Mobil Corp.	887,348	102,861
	Chevron Corp.	404,893	61,192
	ConocoPhillips	259,451	23,011
	EOG Resources Inc.	113,402	12,230
	Williams Cos. Inc.	126,852	7,729
	Kinder Morgan Inc.	197,260	5,389
			212,412
Financials (10.0%)
*	Berkshire Hathaway Inc. Class B	360,194	185,071
	JPMorgan Chase & Co.	572,204	179,146
	Bank of America Corp.	1,387,534	74,441
	Wells Fargo & Co.	666,954	57,258
	Goldman Sachs Group Inc.	63,039	52,073
	Morgan Stanley	249,389	42,311
	Citigroup Inc.	383,536	39,734
	Charles Schwab Corp.	359,467	33,333
	S&P Global Inc.	65,137	32,492
	Blackrock Inc.	28,961	30,331

		Shares	Market Value ($000)
	Progressive Corp.	122,301	27,981
	Chubb Ltd.	78,696	23,308
	Blackstone Inc.	153,152	22,425
	CME Group Inc.	74,910	21,084
	Marsh & McLennan Cos. Inc.	102,131	18,736
	Intercontinental Exchange Inc.	118,970	18,714
	KKR & Co. Inc.	138,827	16,980
	Bank of New York Mellon Corp.	146,571	16,431
	US Bancorp	323,305	15,858
	PNC Financial Services Group Inc.	81,816	15,604
	Moody's Corp.	31,618	15,518
	Aon plc Class A (XNYS)	42,550	15,059
	Travelers Cos. Inc.	46,762	13,695
	Truist Financial Corp.	267,792	12,452
*	Berkshire Hathaway Inc. Class A	16	12,322
	Aflac Inc.	111,076	12,253
	Apollo Global Management Inc.	42,094	5,550
	MetLife Inc.	59,174	4,530
			1,014,690
Health Care (9.6%)
	Eli Lilly & Co.	177,256	190,633
	Johnson & Johnson	501,119	103,692
	AbbVie Inc.	367,597	83,702
	UnitedHealth Group Inc.	188,536	62,173
	Merck & Co. Inc.	520,050	54,517
	Abbott Laboratories	362,455	46,720
	Thermo Fisher Scientific Inc.	78,692	46,494
*	Intuitive Surgical Inc.	74,659	42,815
	Amgen Inc.	112,178	38,753
	Gilead Sciences Inc.	257,849	32,448
*	Boston Scientific Corp.	307,869	31,273
	Pfizer Inc.	1,185,352	30,511
	Danaher Corp.	133,906	30,367
	Medtronic plc	266,522	28,073
	Stryker Corp.	71,477	26,531
*	Vertex Pharmaceuticals Inc.	53,278	23,102
	Bristol-Myers Squibb Co.	422,926	20,808
	HCA Healthcare Inc.	34,035	17,300
	Regeneron Pharmaceuticals Inc.	20,567	16,046
	Elevance Health Inc.	46,791	15,827
	Cigna Group	55,466	15,380
	Zoetis Inc.	82,882	10,624
	Becton Dickinson & Co.	29,942	5,809
			973,598
Industrials (9.1%)
	Visa Inc. Class A	353,562	118,245
	Mastercard Inc. Class A	168,079	92,533
	General Electric Co.	209,798	62,614
	Caterpillar Inc.	97,545	56,163
	RTX Corp.	278,811	48,767
	American Express Co.	101,502	37,076
	GE Vernova Inc.	56,568	33,928
	Accenture plc Class A	129,824	32,456
*	Boeing Co.	157,135	29,699
	Capital One Financial Corp.	132,885	29,111
	Union Pacific Corp.	123,673	28,671
	Eaton Corp. plc	80,894	27,980
	Honeywell International Inc.	132,469	25,459
	Deere & Co.	53,665	24,927
	Parker-Hannifin Corp.	26,433	22,777
	Lockheed Martin Corp.	48,512	22,212
	Automatic Data Processing Inc.	84,110	21,473
	Trane Technologies plc	46,240	19,489
	3M Co.	110,674	19,042
	General Dynamics Corp.	50,305	17,186
	Northrop Grumman Corp.	29,748	17,023
	Sherwin-Williams Co.	46,628	16,026
	Emerson Electric Co.	116,955	15,599
	United Parcel Service Inc. Class B (XNYS)	152,806	14,637

		Shares	Market Value ($000)
	Illinois Tool Works Inc.	57,538	14,343
	CSX Corp.	387,357	13,697
	Norfolk Southern Corp.	46,667	13,631
	PayPal Holdings Inc.	198,487	12,443
	Johnson Controls International plc	67,976	7,906
*	Fiserv Inc.	112,920	6,941
	Cintas Corp.	35,589	6,620
	FedEx Corp.	22,182	6,115
	Paychex Inc.	34,029	3,801
			918,590
Real Estate (1.0%)
	Welltower Inc.	138,952	28,933
	Prologis Inc.	192,409	24,730
	American Tower Corp.	97,282	17,634
	Equinix Inc.	20,335	15,319
	Simon Property Group Inc.	32,334	6,024
	Public Storage	16,495	4,529
			97,169
Technology (47.3%)
	Apple Inc.	3,088,013	861,093
	NVIDIA Corp.	4,803,601	850,237
	Microsoft Corp.	1,546,698	760,991
	Broadcom Inc.	978,727	394,388
	Alphabet Inc. Class A	1,210,513	387,582
	Alphabet Inc. Class C	960,293	307,409
	Meta Platforms Inc. Class A	451,327	292,437
*	Palantir Technologies Inc. Class A	449,656	75,745
*	Advanced Micro Devices Inc.	337,742	73,469
	Oracle Corp.	350,743	70,833
	International Business Machines Corp.	193,898	59,833
	Micron Technology Inc.	233,006	55,101
	Salesforce Inc.	189,167	43,611
	Applied Materials Inc.	165,986	41,870
	Lam Research Corp.	263,672	41,133
	QUALCOMM Inc.	224,831	37,792
	Intuit Inc.	58,117	36,851
	Amphenol Corp. Class A	253,727	35,750
*	ServiceNow Inc.	43,344	35,213
*	Intel Corp.	821,647	33,326
	KLA Corp.	27,424	32,236
	Texas Instruments Inc.	188,923	31,790
*	AppLovin Corp. Class A	51,145	30,660
*	Adobe Inc.	88,149	28,219
	Analog Devices Inc.	102,247	27,130
*	Palo Alto Networks Inc.	138,555	26,344
*	Crowdstrike Holdings Inc. Class A	49,209	25,055
*	Cadence Design Systems Inc.	56,619	17,656
*	Synopsys Inc.	38,452	16,073
*	Autodesk Inc.	44,469	13,489
	Roper Technologies Inc.	22,361	9,978
*	Workday Inc. Class A	45,086	9,722
*	Strategy Inc.	54,839	9,716
	Dell Technologies Inc. Class C	63,524	8,471
	Marvell Technology Inc.	89,585	8,009
*	Snowflake Inc.	31,197	7,838
*	Fortinet Inc.	67,881	5,507
			4,802,557
Telecommunications (1.9%)
	Cisco Systems Inc.	741,944	57,085
	AT&T Inc.	1,489,797	38,765
	Verizon Communications Inc.	791,022	32,519
*	Arista Networks Inc.	208,946	27,305
	Comcast Corp. Class A	765,234	20,424
	T-Mobile US Inc.	93,538	19,550
*	Charter Communications Inc. Class A	9,224	1,846
			197,494

		Shares	Market Value ($000)
Utilities (1.2%)
	NextEra Energy Inc.	433,836	37,436
	Southern Co.	228,588	20,829
	Duke Energy Corp.	161,438	20,008
	Waste Management Inc.	83,700	18,236
	American Electric Power Co. Inc.	111,108	13,752
	Republic Services Inc.	42,163	9,152
	Sempra	67,954	6,436
			125,849
Total Common Stocks (Cost $6,028,157)			10,131,100
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.024% (Cost $1,280)	12,804	1,280
Total Investments (99.9%) (Cost $6,029,437)			10,132,380
Other Assets and Liabilities—Net (0.1%)			9,081
Net Assets (100%)			10,141,461
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	31	10,632	144
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.